Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 16, 2021 tranche $ / shares shares	Sep. 15, 2021 shares	Jul. 19, 2021 installment $ / shares shares	Jan. 29, 2021 aircraft installment Milestone $ / shares shares	Feb. 28, 2022 shares	Dec. 31, 2021 USD ($) Milestone shares	Sep. 30, 2021	Aug. 31, 2021 shares	Mar. 31, 2022 USD ($) Milestone shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021	Dec. 31, 2021 USD ($) Milestone shares	Dec. 31, 2020 USD ($)	Nov. 06, 2020 Milestone $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense									$ 24,500	$ 900		$ 123,600	$ 200
Founder grants, number of tranches | tranche	4
Founder grants, vesting percentage upon achievements		25.00%
Number of conditional purchased aircraft | aircraft				200
Option to purchase of additional aircraft | aircraft				100
Warrants price per share (in dollars per share) | $ / shares	$ 11.50
Research and development									27,500	10,100		64,300	21,100
Other warrant expense									0	78,200		117,300	0
Research and development warrant expense									$ 1,200	0		7,000	0
FCA Italy S.p.A.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting installments | installment			2
Warrants For Collaboration Agreement With United Airlines Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants price per share (in dollars per share) | $ / shares				$ 0.01
Class of warrant or right, vested during the period (in shares) | shares									8,845,058
Warrants For Collaboration Agreement With United Airlines Inc. | United Airlines Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, issued or issuable (in shares) | shares				14,741,764
Warrants price per share (in dollars per share) | $ / shares				$ 0.01
Number of vesting installments | installment				4
Number of vesting milestones | Milestone				4
Other warrant expense												$ 117,300
Class of warrant or right, vested during the period (in shares) | shares												8,845,058
Warrants For Collaboration Agreement With FCA US LLC | FCA US LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants price per share (in dollars per share) | $ / shares														$ 0.01
Research and development									$ 100	100
Number of vesting milestones | Milestone						4			5			4		7
Class of warrant or right, vested during the period (in shares) | shares									1,236,690			986,010
Number of securities called by warrants or rights (in shares) | shares														1,671,202
Research and development warrant expense												$ 200
Warrants For Collaboration Agreement With FCA Italy S.p.A | FCA Italy S.p.A.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants price per share (in dollars per share) | $ / shares			$ 0.01
Number of securities called by warrants or rights (in shares) | shares			1,077,024
Related service period			12 months
Research and development warrant expense												6,800
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense									$ 19,100	200		119,900	200
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense									5,400	700		3,700	0
Research and development | Warrants For Collaboration Agreement With FCA Italy S.p.A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Research and development warrant expense									1,200
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense									1,000	900		3,400	$ 100
Unvested stock options						$ 13,600			$ 12,700			$ 13,600
Weighted-average period									1 year 3 months 18 days			1 year 6 months
Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of annual bonus target amount									25.00%
Total stock-based compensation expense									$ 5,700	$ 100
Weighted-average period									2 years 3 months 18 days			2 years 7 months 6 days
Granted (in shares) | shares	20,009,224	20,009,224							1,462,209			46,283,741
Holders ownership once grants are fully vested	18.00%	18.00%
Milestone achievement period	7 years	7 years
Founder grants, number of tranches | tranche	4
Vested (in shares) | shares									300,014			10,596,167
Share-based payment arrangement, nonvested award, cost not yet recognized, amount						$ 322,300			$ 300,100			$ 322,300
Unvested restricted stock units | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense									16,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock maximum								1.00%
Purchase price of common stock, percent								0.85%
Number of shares authorized (in shares) | shares								4,969,059
Number of additional shares authorized (in shares) | shares								9,938,118
2021 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio					1	1
2021 Stock Plan | Cliff Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)					1 year							1 year
2021 Stock Plan | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares					1,462,209	6,265,293
Vested (in shares) | shares	10,004,612
2021 Stock Plan | Unvested restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)					3 years	3 years
Award vesting rights, percentage					33.00%							25.00%
2021 Stock Plan | Unvested restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)					4 years	4 years
Award vesting rights, percentage					25.00%							33.00%
Quarterly Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense									$ 1,800
Common Class A | Warrants For Collaboration Agreement With United Airlines Inc. | United Airlines Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities called by each warrant or right (in shares) | shares				1
Common Class A | 2021 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance (in shares) | shares								7,453,588	3,255,791
Percentage of outstanding stock maximum							2.00%				2.00%
Common Class A | 2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance (in shares) | shares									1,627,895
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares) | shares	10,004,612
Common Class B | Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares) | shares									5,002,306			5,002,306
Common Class B | Unvested restricted stock units | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense												$ 118,100